Earnings per share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	77.6	82.1	168.0	212.7
Weighted average Ordinary Shares (basic) in millions	170.3	174.1	172.8	174.2
Basic earnings per share	€0.46	€0.47	€0.97	€1.22

Schedule of Diluted Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	77.6	82.1	168.0	212.7
Weighted average Ordinary Shares (diluted) in millions	170.3	174.1	172.9	174.2
Diluted earnings per share	€0.46	€0.47	€0.97	€1.22